UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Alternative Capital Strategies Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	Blackrock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Academic Loan Funding Trust, Series 2012-1A, Class A1, 0.99%, 12/27/22 (a)	$87	$86,290
Access Group, Inc., Class A2 (a):
Series 2005-B, 0.53%, 7/25/22	69	68,781
Series 2007-A, 0.46%, 8/25/26	29	29,112
American Credit Acceptance Receivables Trust, Series 2014-1, Class A, 1.14%, 3/12/18 (b)	21	20,863
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class D, 2.68%, 10/09/18	100	101,277
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 3.72%, 7/28/35 (b)	96	96,427
Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.49%, 11/15/17 (b)	28	27,739
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	86	85,493
Ford Credit Floorplan Master Owner Trust A, Series 2013-1, Class C, 1.37%, 1/15/18	100	100,038
Master Credit Card Trust II, Series 2012-2A, Class C, 1.97%, 4/21/17 (b)	100	100,041
National Collegiate Student Loan Trust, Class A4 (a):
Series 2004-2, 0.50%, 11/27/28	108	105,596
Series 2005-1, 0.43%, 11/27/28	79	77,587
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.14%, 2/25/35 (a)	84	83,440
Santander Drive Auto Receivables Trust:
Series 2011-3, Class D, 4.23%, 5/15/17	84	84,767
Series 2012-5, Class D, 3.30%, 9/17/18	100	102,043
Series 2013-1, Class C, 1.76%, 1/15/19	100	100,231
Series 2013-3, Class B, 1.19%, 5/15/18	100	100,004
Series 2013-3, Class C, 1.81%, 4/15/19	100	100,273
Series 2014-1, Class C, 2.36%, 4/15/20	100	100,648

Asset-Backed Securities	Par (000)	Value
Santander Drive Auto Receivables Trust 2013-4, Series 2013-4, Class C, 3.25%, 1/15/20	$100	$102,242
SLM Private Credit Student Loan Trust (a):
Series 2004-B, Class A2, 0.54%, 6/15/21	22	22,324
Series 2006-B, Class A4, 0.52%, 3/15/24	76	75,737
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (b)	92	91,782
Total Asset-Backed Securities — 7.7%		1,862,735

Common Stocks	Shares
Automobiles — 0.5%
Ford Motor Co.	4,635	62,897
General Motors Co.	2,194	65,864

		128,761
Chemicals — 0.5%
Dow Chemical Co.	1,489	63,134
LyondellBasell Industries NV, Class A	743	61,936

		125,070
Commercial Services & Supplies — 0.3%
Iron Mountain, Inc.	2,204	68,368
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,864	60,729
Verizon Communications, Inc.	1,351	58,782

		119,511
Electric Utilities — 1.3%
American Electric Power Co., Inc.	1,122	63,797
Duke Energy Corp.	861	61,940
Pinnacle West Capital Corp.	1,000	64,140
Southern Co.	1,385	61,910
Xcel Energy, Inc.	1,805	63,915

		315,702
Electrical Equipment — 0.5%
Eaton Corp. PLC	1,117	57,302
Emerson Electric Co.	1,308	57,774

		115,076
Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	1,177	55,625

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s
TBA	To-Be-Announced
USD	U.S. Dollar

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	1,554	$58,508

		114,133
Gas Utilities — 0.2%
AGL Resources, Inc.	988	60,308
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	647	63,749
Household Products — 0.2%
Procter & Gamble Co.	858	61,724
Industrial Conglomerates — 0.3%
General Electric Co.	2,540	64,059
Leisure Products — 0.2%
Mattel, Inc.	2,786	58,673
Machinery — 0.2%
Caterpillar, Inc.	819	53,530
Multi-Utilities — 1.8%
CenterPoint Energy, Inc.	3,339	60,236
Consolidated Edison, Inc.	951	63,574
Dominion Resources, Inc.	860	60,527
DTE Energy Co.	779	62,608
Public Service Enterprise Group, Inc.	1,501	63,282
SCANA Corp.	1,132	63,686
WEC Energy Group, Inc.	1,270	66,320

		440,233
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	836	65,944
ConocoPhillips	1,401	67,192
Exxon Mobil Corp.	840	62,454
Kinder Morgan, Inc.	1,992	55,138
Occidental Petroleum Corp.	906	59,932
ONEOK, Inc.	1,865	60,053
Spectra Energy Corp.	2,254	59,213
Williams Cos., Inc.	1,334	49,158

		479,084
Real Estate Investment Trusts (REITs) — 2.0%
Crown Castle International Corp.	580	45,745
HCP, Inc.	1,610	59,972
Host Hotels & Resorts, Inc.	3,448	54,513
Kimco Realty Corp.	2,572	62,834
Prologis, Inc.	1,619	62,979
Realty Income Corp.	1,334	63,218
Welltower, Inc.	943	63,860

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	2,217	$60,613

		473,734
Semiconductors & Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	1,278	63,900
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Technology PLC	1,289	57,747
Tobacco — 0.8%
Altria Group, Inc.	1,149	62,505
Philip Morris International, Inc.	766	60,767
Reynolds American, Inc.	1,462	64,723

		187,995
Total Common Stocks - 12.6%		3,051,357

Corporate Bonds	Par (000)
Aerospace — 0.7%
AT&T, Inc.:
5.50%, 2/01/18	$50	54,177
3.00%, 6/30/22	50	48,780
Frontier Communications Corp. (b):
10.50%, 9/15/22	35	34,125
11.00%, 9/15/25	25	24,188

		161,270
Aerospace & Defense — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	50	53,161
TransDigm, Inc., 7.50%, 7/15/21	35	36,488
United Technologies Corp., 3.10%, 6/01/22	25	25,395

		115,044
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 6/15/22 (b)	10	8,456
Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)	10	9,750
Auto Components — 0.5%
Delphi Corp., 5.00%, 2/15/23	75	77,625

2	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Auto Components (continued)
Lear Corp., 5.25%, 1/15/25	$35	$34,300

		111,925
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20 (b)	25	21,375
Auto Services — 0.3%
AutoZone, Inc., 2.50%, 4/15/21	75	74,298
Banks — 2.4%
Bank of New York Mellon Corp., 2.60%, 8/17/20	40	40,589
Bank of Nova Scotia, 1.70%, 6/11/18	75	74,886
Barclays Bank PLC, 6.75%, 5/22/19	100	116,493
Capital One Financial Corp., 6.75%, 9/15/17	50	54,712
CIT Group, Inc., 3.88%, 2/19/19	35	34,803
State Street Corp., 2.55%, 8/18/20	35	35,462
Wells Fargo & Co.:
1.15%, 6/02/17	50	50,023
2.15%, 1/15/19	50	50,394
3.00%, 1/22/21	50	51,233
3.45%, 2/13/23	25	24,883
3.00%, 2/19/25	50	48,111

		581,589
Beverage: Soft Drinks — 0.0%
Energizer Holdings, Inc., 5.50%, 6/15/25 (b)	5	4,869
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50	58,756
Bottling Group LLC, 5.13%, 1/15/19	50	55,254
PepsiCo, Inc., 2.75%, 4/30/25	50	48,447

		162,457
Biotechnology — 0.2%
Gilead Sciences, Inc., 2.55%, 9/01/20	40	40,250
Building Materials — 0.1%
Summit Materials LLC, 6.13%, 7/15/23	10	9,650

Corporate Bonds	Par (000)	Value
Building Materials (continued)
Vulcan Materials Co., 7.50%, 6/15/21	$15	$17,175

		26,825
Building Products — 0.4%
Builders FirstSource, Inc., 10.75%, 8/15/23 (b)	50	49,937
Building Materials Corp. of America, 5.38%, 11/15/24 (b)	35	34,563

		84,500
Capital Markets — 1.0%
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	50	54,625
2.55%, 10/23/19	50	50,324
5.25%, 7/27/21	50	55,762
3.75%, 5/22/25	25	25,052
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	25	25,442
National Financial Partners Corp., 9.00%, 7/15/21 (b)	35	33,775

		244,980
Chemicals — 1.1%
Ashland, Inc., 4.75%, 8/15/22	35	32,769
CF Industries, Inc., 3.45%, 6/01/23	50	47,589
Dow Chemical Co., 8.55%, 5/15/19	50	60,443
Monsanto Co., 2.20%, 7/15/22	50	46,292
PolyOne Corp., 5.25%, 3/15/23	35	33,093
Univar, Inc., 6.75%, 7/15/23 (b)	50	46,375

		266,561
Commercial Services & Supplies — 0.6%
ACCO Brands Corp., 6.75%, 4/30/20	35	36,400
Covanta Holding Corp., 5.88%, 3/01/24	35	33,337

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies (continued)
RR Donnelley & Sons Co., 6.00%, 4/01/24	$35	$32,200
United Rentals North America, Inc., 7.63%, 4/15/22	35	37,100

		139,037
Communications Equipment — 1.2%
Amazon.com, Inc., 3.80%, 12/05/24	25	25,591
Avaya, Inc., 7.00%, 4/01/19 (b)	35	27,737
Cisco Systems, Inc., 2.45%, 6/15/20	50	50,764
Juniper Networks, Inc.:
3.30%, 6/15/20	50	50,754
4.35%, 6/15/25	25	24,801
Plantronics, Inc., 5.50%, 5/31/23 (b)	50	50,125
Zayo Group LLC/Zayo Capital, Inc. (b):
6.00%, 4/01/23	50	48,500
6.38%, 5/15/25	15	14,400

		292,672
Construction & Engineering — 0.1%
AECOM Technology Corp., 5.75%, 10/15/22 (b)	35	35,197
Construction Materials — 0.3%
Global Partners LP / GLP Finance Corp., 7.00%, 6/15/23 (b)	20	18,650
HD Supply, Inc.:
7.50%, 7/15/20	25	26,000
5.25%, 12/15/21 (b)	35	35,175

		79,825
Consumer Finance — 1.4%
Ally Financial, Inc.:
5.50%, 2/15/17	35	35,875
5.13%, 9/30/24	25	24,688
American Express Co., 8.13%, 5/20/19	50	60,486
Block Financial LLC, 4.13%, 10/01/20	50	50,001
Global Cash Access, Inc., 10.00%, 1/15/22 (b)	20	18,600
Navient Corp., 5.00%, 10/26/20	65	54,489
OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (b)	15	15,225
Springleaf Finance Corp., 5.25%, 12/15/19	35	34,212

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
Synchrony Financial, 3.75%, 8/15/21	$50	$50,511

		344,087
Containers & Packaging — 0.3%
Ball Corp., 4.00%, 11/15/23	15	14,025
Berry Plastics Corp., 5.50%, 5/15/22	35	34,038
Clearwater Paper Corp., 5.38%, 2/01/25 (b)	35	33,250

		81,313
Diversified Consumer Services — 0.2%
ADT Corp., 5.25%, 3/15/20	35	35,963
Diversified Financial Services — 7.2%
Aircastle, Ltd., 5.13%, 3/15/21	35	35,088
Argos Merger Sub, Inc., 7.13%, 3/15/23 (b)	35	35,394
Bank of America Corp.:
5.63%, 10/14/16	50	52,277
1.70%, 8/25/17	50	50,131
7.63%, 6/01/19	50	58,846
5.00%, 5/13/21	50	55,094
4.10%, 7/24/23	50	51,950
Series L, 3.95%, 4/21/25	25	24,321
Citigroup, Inc.:
6.13%, 11/21/17	50	54,502
8.50%, 5/22/19	50	60,368
4.50%, 1/14/22	50	54,079
3.75%, 6/16/24	25	25,428
4.00%, 8/05/24	25	24,733
CME Group, Inc., 3.00%, 9/15/22	25	25,298
Deutsche Bank AG, 6.00%, 9/01/17	50	53,886
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100	107,487
FS Investment Corp., 4.75%, 5/15/22	25	24,650
General Electric Capital Corp.:
2.30%, 1/14/19	50	50,854
5.50%, 1/08/20	50	57,219
General Motors Financial Co., Inc.:
3.50%, 7/10/19	35	35,362
3.45%, 4/10/22	50	48,094
4.00%, 1/15/25	35	33,145
Goldman Sachs Group, Inc., 5.75%, 10/01/16	50	52,279
JPMorgan Chase & Co.:
1.35%, 2/15/17	50	50,065
6.30%, 4/23/19	50	56,851
4.63%, 5/10/21	50	54,438
3.88%, 9/10/24	25	24,761
3.13%, 1/23/25	50	48,255

4	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.: (continuted)
Series H, 1.70%, 3/01/18	$50	$49,886
Moody’s Corp., 4.50%, 9/01/22	50	52,690
Morgan Stanley:
5.55%, 4/27/17	100	106,119
2.20%, 12/07/18	40	40,371
2.65%, 1/27/20	50	50,236
4.88%, 11/01/22	25	26,636
3.70%, 10/23/24	25	25,119
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	65	70,344

		1,726,256
Diversified Telecommunication Services — 1.4%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	25	24,912
CenturyLink, Inc., 6.45%, 6/15/21	50	45,750
Frontier Communications Corp., 8.50%, 4/15/20	35	34,037
Level 3 Financing, Inc., 5.38%, 8/15/22	35	34,038
Verizon Communications, Inc.:
1.35%, 6/09/17	50	49,930
4.50%, 9/15/20	50	54,164
5.15%, 9/15/23	75	82,852
Windstream Corp., 6.38%, 8/01/23	25	18,015

		343,698
Electric Utilities — 1.5%
Berkshire Hathaway Energy Co., 2.40%, 2/01/20	50	50,179
Duke Energy Corp., 3.05%, 8/15/22	50	49,729
Exelon Generation Co. LLC, 4.00%, 10/01/20	50	52,469
Pacific Gas & Electric Co., 3.25%, 6/15/23	50	50,337
Progress Energy, Inc., 4.88%, 12/01/19	50	54,789
Southern Co., 2.45%, 9/01/18	50	50,554
Talen Energy Supply LLC (b):
4.63%, 7/15/19	35	31,850
6.50%, 6/01/25	15	12,900

		352,807
Electrical Equipment — 0.2%
Amphenol Corp., 1.55%, 9/15/17	50	50,034
Electronic Equipment, Instruments & Components — 0.3%
Flextronics International, Ltd., 4.75%, 6/15/25 (b)	45	43,592

Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)	$35	$37,363

		80,955
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20	25	20,062
Ensco PLC, 4.50%, 10/01/24	25	18,468
Transocean, Inc., 4.30%, 10/15/22	25	15,438

		53,968
Food & Staples Retailing — 1.9%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22 (b)	15	16,073
B&G Foods, Inc., 4.63%, 6/01/21	35	33,688
CVS Health Corp., 2.80%, 7/20/20	50	50,800
JM Smucker Co., 1.75%, 3/15/18	50	50,115
Kraft Heinz Foods Co., 2.00%, 7/02/18 (b)	100	100,139
Rite Aid Corp., 6.75%, 6/15/21	35	35,875
Sysco Corp., 2.60%, 10/01/20	25	25,021
Target Corp., 3.88%, 7/15/20	50	54,406
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	50	50,185
3.80%, 11/18/24	50	49,733

		466,035
Food Products — 0.9%
HJ Heinz Co., 3.95%, 7/15/25 (b)	50	51,159
Post Holdings, Inc. (b):
7.75%, 3/15/24	25	25,625
8.00%, 7/15/25	50	51,500
Sysco Corp., 3.75%, 10/01/25	50	50,526
US Foods, Inc., 8.50%, 6/30/19	25	25,875

		204,685
Forest Products — 0.1%
JBS USA LLC / JBS USA Finance, Inc., 5.88%, 7/15/24 (b)	35	32,813
Gas Utilities — 0.3%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	35	35,875
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23 (b)	15	13,650

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Gas Utilities (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	$35	$32,375

		81,900
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.:
2.85%, 5/15/20	50	49,989
3.38%, 5/15/22	50	49,952
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)	15	12,900
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)	50	48,750
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/01/18	35	36,636
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 4/15/20 (b)	10	9,550
Medtronic, Inc., 2.50%, 3/15/20	50	50,674
St. Jude Medical, Inc., 3.88%, 9/15/25	25	25,357
Stryker Corp., 4.38%, 1/15/20	50	54,565

		338,373
Health Care Providers & Services — 1.6%
Aetna, Inc., 2.75%, 11/15/22	50	48,249
AmerisourceBergen Corp., 3.25%, 3/01/25	50	48,630
Cardinal Health, Inc., 1.95%, 6/15/18	35	35,038
CHS/Community Health Systems, Inc., 6.88%, 2/01/22	35	35,742
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25	15	14,400
HCA, Inc.:
3.75%, 3/15/19	35	34,912
5.00%, 3/15/24	50	50,125
Humana, Inc., 3.85%, 10/01/24	25	25,151
Tenet Healthcare Corp., 8.13%, 4/01/22	15	15,943
UnitedHealth Group, Inc., 6.00%, 2/15/18	50	55,102
WellPoint, Inc., 3.50%, 8/15/24	25	24,748

		388,040
Hotels, Restaurants & Leisure — 1.4%
Burger King/ New Red Finance, Inc., 4.63%, 1/15/22 (b)	35	34,219
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	25	25,182
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20	35	35,437

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
2.20%, 5/26/20	$50	$50,048
3.38%, 5/26/25	50	50,194
MGM Resorts International, 6.00%, 3/15/23	35	33,994
New Red Finance, Inc., 6.00%, 4/01/22 (b)	15	15,225
Pinnacle Entertainment, Inc., 6.38%, 8/01/21	15	15,875
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)	15	14,775
10.00%, 12/01/22	15	13,088
Wyndham Worldwide Corp., 2.50%, 3/01/18	50	50,069

		338,106
Household Durables — 0.3%
Lennar Corp., 4.50%, 6/15/19	35	35,385
RSI Home Products, Inc., 6.50%, 3/15/23 (b)	15	15,000
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 4/01/25 (b)	25	25,563

		75,948
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25 (b)	10	10,200
Tempur Sealy International Inc., 5.63%, 10/15/23 (b)	15	15,056

		25,256
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp., 7.38%, 7/01/21	65	67,437
Calpine Corp., 5.50%, 2/01/24	50	46,500
Dynegy, Inc., 7.38%, 11/01/22	25	25,219
NRG Energy, Inc., 6.25%, 7/15/22	35	31,850

		171,006
Insurance — 1.3%
Aflac, Inc., 4.00%, 2/15/22	50	53,323
American International Group, Inc., 5.85%, 1/16/18	50	54,739
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	50	54,810
CNO Financial Group, Inc., 4.50%, 5/30/20	10	10,200
Genworth Financial, Inc., 7.63%, 9/24/21	35	34,125
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	25	23,875

6	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$50	$50,576
XLIT Ltd., 4.45%, 3/31/25	25	25,018

		306,666
Internet & Catalog Retail — 0.2%
Amazon.com, Inc., 2.60%, 12/05/19	50	51,237
Internet Software & Services — 0.6%
eBay, Inc., 1.35%, 7/15/17	50	49,715
Expedia, Inc., 4.50%, 8/15/24	25	25,086
Netflix, Inc., 5.50%, 2/15/22 (b)	35	35,350
VeriSign, Inc., 4.63%, 5/01/23	35	34,038

		144,189
IT Services — 0.4%
First Data Corp.:
6.75%, 11/01/20 (b)	35	36,575
11.75%, 8/15/21	35	38,850
Verisk Analytics, Inc., 4.00%, 6/15/25	25	24,723

		100,148
Machinery — 0.3%
Case New Holland Industrial, Inc., 7.88%, 12/01/17	15	15,825
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	50	50,836

		66,661
Media — 2.8%
Cable One, Inc., 5.75%, 6/15/22 (b)	25	24,638
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	35	32,287
CCO Safari II LLC (b):
3.58%, 7/23/20	50	49,632
4.91%, 7/23/25	35	34,832
Comcast Corp., 6.30%, 11/15/17	50	55,124
CSC Holdings LLC, 5.25%, 6/01/24	50	39,437
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/01/19	50	56,024
DISH DBS Corp.:
5.13%, 5/01/20	25	23,438
5.88%, 11/15/24	25	21,234
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	35	32,113
Intelsat Luxembourg SA, 7.75%, 6/01/21	35	23,100
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)	35	36,575

Corporate Bonds	Par (000)	Value
Media (continued)
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)	$50	$48,437
SBA Telecommunications, Inc., 5.75%, 7/15/20	35	36,050
Sirius XM Radio, Inc., 5.38%, 4/15/25 (b)	35	33,425
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	35	34,825
Time Warner Cable, Inc., 4.00%, 9/01/21	20	20,400
Univision Communications, Inc., 5.13%, 2/15/25 (b)	15	14,063
West Corp., 5.38%, 7/15/22 (b)	35	32,331
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	35	35,262

		683,227
Metals & Mining — 1.3%
AK Steel Corp., 7.63%, 5/15/20	25	13,031
Aleris International, Inc., 7.88%, 11/01/20	13	12,611
Allegheny Technologies, Inc., 6.63%, 8/15/23	15	12,900
ArcelorMittal, 10.60%, 6/01/19	50	54,000
BHP Billiton Finance USA, Ltd., 1.88%, 11/21/16	50	50,435
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (b)	25	22,000
FMG Resources August 2006 Property Ltd., 8.25%, 11/01/19 (b)	15	11,962
Freeport-McMoRan, Inc., 3.88%, 3/15/23	25	18,594
Murray Energy Corp., 11.25%, 4/15/21 (b)	15	7,875
Newmont Mining Corp., 3.50%, 3/15/22	25	22,439
Southern Copper Corp., 3.50%, 11/08/22	25	24,013
Steel Dynamics, Inc., 5.50%, 10/01/24	35	32,091
United States Steel Corp., 7.38%, 4/01/20	35	27,825

		309,776
Multi-Utilities — 0.2%
Dominion Resources, Inc., 4.45%, 3/15/21	50	53,877
Oil, Gas & Consumable Fuels — 2.5%
BP Capital Markets PLC, 2.24%, 9/26/18	50	50,690

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp., 6.00%, 11/15/24	$15	$8,934
Chesapeake Energy Corp., 4.88%, 4/15/22	15	9,787
ConocoPhillips Co., 2.88%, 11/15/21	50	50,081
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/01/22	25	24,225
Energy Transfer Partners LP:
4.15%, 10/01/20	50	50,576
4.05%, 3/15/25	25	22,093
Kinder Morgan, Inc.:
3.05%, 12/01/19	50	49,091
4.30%, 6/01/25	50	44,917
Marathon Petroleum Corp., 5.13%, 3/01/21	25	27,242
MEG Energy Corp., 7.00%, 3/31/24 (b)	35	27,825
MPLX LP, 4.00%, 2/15/25	25	22,932
Newfield Exploration Co., 5.38%, 1/01/26	10	9,150
Occidental Petroleum Corp., 3.50%, 6/15/25	20	19,944
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)	15	14,550
Phillips 66 Partners LP, 2.65%, 2/15/20	75	73,779
Spectra Energy Partners LP, 3.50%, 3/15/25	25	23,341
Valero Energy Corp., 3.65%, 3/15/25	25	24,011
Whiting Petroleum Corp., 6.25%, 4/01/23	15	12,975
Williams Partners LP, 4.30%, 3/04/24	25	22,682
WPX Energy, Inc.:
7.50%, 8/01/20	15	13,725
5.25%, 9/15/24	10	8,050

		610,600
Pharmaceuticals — 1.9%
AbbVie, Inc., 1.80%, 5/14/18	50	49,861
Actavis Funding SCS, 3.00%, 3/12/20	50	50,044
Baxalta, Inc., 2.88%, 6/23/20 (b)	25	24,991
Celgene Corp., 2.88%, 8/15/20	50	50,454
Concordia Healthcare Corp., 7.00%, 4/15/23 (b)	10	8,750
JLL/Delta Dutch Pledgeco BV, (8.75% Cash or 9.50% PIK), 5/01/20 (b)(c)	15	15,150

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	$50	$50,555
Novartis Capital Corp., 2.40%, 9/21/22	50	49,359
Pfizer, Inc.:
6.20%, 3/15/19	50	57,103
3.40%, 5/15/24	25	25,492
Valeant Pharmaceuticals International, Inc. (b):
5.38%, 3/15/20	15	14,578
6.38%, 10/15/20	35	34,803
6.13%, 4/15/25	15	14,287

		445,427
Real Estate — 0.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17	15	14,700
Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.:
2.80%, 6/01/20	50	49,897
3.50%, 1/31/23	25	24,085
Digital Delta Holdings LLC, 3.40%, 10/01/20 (d)	50	50,189
HCP, Inc., 4.00%, 6/01/25	50	48,987
Health Care REIT, Inc., 3.75%, 3/15/23	50	49,851
Simon Property Group LP:
2.20%, 2/01/19	50	50,562
4.38%, 3/01/21	50	54,291

		327,862
Road & Rail — 0.3%
Ahern Rentals, Inc., 7.38%, 5/15/23 (b)	15	13,050
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	50	54,939
OPE KAG Finance Sub, Inc., 7.88%, 7/31/23 (b)	15	15,225

		83,214
Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc., 2.63%, 10/01/20	30	30,091
Broadcom Corp., 2.50%, 8/15/22	50	48,875
Freescale Semiconductor, Inc., 6.00%, 1/15/22 (b)	35	36,575
Intel Corp., 2.45%, 7/29/20	30	30,398
Seagate HDD Cayman, 4.75%, 1/01/25	25	23,999

8	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV, 5.63%, 11/01/24 (b)	$15	$14,962

		184,900
Software — 0.6%
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)	15	12,122
Infor US, Inc., 6.50%, 5/15/22 (b)	30	27,525
Italics Merger Sub, Inc., 7.13%, 7/15/23 (b)	45	42,975
Oracle Corp., 5.75%, 4/15/18	50	55,213

		137,835
Specialty Retail — 0.8%
Coach, Inc., 4.25%, 4/01/25	25	23,859
L Brands, Inc., 6.63%, 4/01/21	50	55,625
Men’s Wearhouse, Inc., 7.00%, 7/01/22	35	36,055
Michaels Stores, Inc., 5.88%, 12/15/20 (b)	35	36,487
Party City Holdings, Inc., 6.13%, 8/15/23 (b)	45	45,337

		197,363
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
2.00%, 5/06/20	50	50,209
2.50%, 2/09/25	50	47,493
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (d)	75	74,904

		172,606
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22	35	37,538
Thrifts & Mortgage Finance — 0.3%
Quicken Loans, Inc., 5.75%, 5/01/25 (b)	15	14,081
Radian Group, Inc., 5.25%, 6/15/20	50	49,656

		63,737
Tobacco — 1.5%
Altria Group, Inc.:
2.63%, 1/14/20	50	50,532
4.00%, 1/31/24	50	51,781
Philip Morris International, Inc.:
5.65%, 5/16/18	50	55,222
3.25%, 11/10/24	25	24,970
3.38%, 8/11/25	50	50,188
Reynolds American, Inc.:
4.85%, 9/15/23	50	53,638
4.45%, 6/12/25	25	26,159

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Vector Group, Ltd., 7.75%, 2/15/21	$35	$37,008

		349,498
Wireless Telecommunication Services — 1.2%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (b)	15	13,350
Crown Castle International Corp., 4.88%, 4/15/22	35	36,383
DuPont Fabros Technology LP, 5.63%, 6/15/23	15	15,075
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)	35	36,725
6.00%, 11/15/22	25	18,813
Sprint Corp., 7.88%, 9/15/23	25	20,234
T-Mobile USA, Inc.:
6.63%, 4/01/23	50	49,500
6.38%, 3/01/25	50	48,000
Vodafone Group PLC, 2.95%, 2/19/23	50	47,344

		285,424
Total Corporate Bonds — 51.0%		12,278,608

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Fannie Mae (a):
Series 2014-C03, Class 2M2, 3.09%, 7/25/24	100	90,743
Series 2014-C04, Class 1M1, 2.14%, 11/25/24	66	66,860
Series 2014-C04, Class 2M1, 2.29%, 11/25/24	64	64,271
Series 2015-C01, Class 1M2, 4.49%, 2/25/25	100	97,506
Series 2015-C02, Class 1M2, 4.19%, 5/25/25	100	95,234
Series 2015-C02, Class 2M2, 4.19%, 5/25/25	100	95,847

		510,461
Commercial Mortgage-Backed Securities — 7.1%
Banc of America Commercial Mortgage Trust (a):
Series 2006-1, Class AM, 5.42%, 9/10/45	50	50,259
Series 2007-3, Class A4, 5.73%, 6/10/49	93	97,537
CD Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	71	72,667

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A1A, 5.99%, 12/10/49 (a)	$102	$108,360
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, 5.86%, 3/15/39 (a)	79	79,165
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49 (a)	37	37,437
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)	90	94,597
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17, Class A4, 5.43%, 12/12/43	95	98,054
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45	91	93,657
Series 2006-LDP8, Class A4, 5.40%, 5/15/45	90	91,897
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	96	98,750
Series 2007-CB18, Class A4, 5.44%, 6/12/47	94	97,399
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4, 5.74%, 8/12/43 (a)	93	95,338
ML-CFC Commercial Mortgage Trust (a):
Series 2006-3, Class AM, 5.46%, 7/12/46	100	103,147
Series 2007-7, Class A4, 5.81%, 6/12/50	93	98,478
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class AMFX, 5.37%, 12/15/43	100	104,013
Series MSC 2006, Class AM, 6.02%, 8/12/41 (a)	100	103,020
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4, 5.57%, 10/15/48	101	103,710
Series 2007-C32, Class A1A, 5.90%, 6/15/49 (a)	69	73,335

		1,700,820
Total Non-Agency Mortgage-Backed Securities — 9.2%		2,211,281

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 36.5%
Fannie Mae Mortgage-Backed Securities (e):
2.50%, 10/01/30 — 10/01/45	$280	$283,470
3.00%, 10/01/30 — 10/01/45	1,000	1,023,199
3.50%, 10/01/30 — 10/01/45	975	1,019,369
4.00%, 10/01/30 — 10/01/45	800	851,332
4.50%, 10/01/30 — 10/01/45	300	320,420
5.00%, 10/01/45	950	1,046,726
Freddie Mac Mortgage-Backed Securities (e):
2.50%, 10/01/30	250	254,854
3.00%, 10/01/30 — 10/01/45	600	612,165
3.50%, 10/01/30 — 10/01/45	650	677,702
4.00%, 10/01/45	400	425,801
4.50%, 10/01/45	250	270,547
Ginnie Mae Mortgage-Backed Securities (e):
3.00%, 10/01/45	400	408,180
3.50%, 10/01/45	700	733,441
4.00%, 10/01/45	450	479,485
4.50%, 10/01/45	350	377,383
Total U.S. Government Sponsored Agency Securities — 36.5%		8,784,074

U.S. Treasury Obligations
U.S. Treasury Notes:
0.50%, 4/30/17	400	399,698
4.50%, 2/15/36	150	196,684
Total U.S. Treasury Obligations — 2.5%		596,382
Total Long-Term Investments (Cost — $29,303,610) — 119.5%		28,784,437

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (f)(g)	3,662,205	3,662,205
Total Short-Term Securities (Cost — $3,662,205) — 15.2%		3,662,205

10	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

Value
Total Investments (Cost — $32,965,815*) — 134.7%	$32,446,642
Liabilities in Excess of Other Assets — (34.7)%	(8,366,263)

Net Assets — 100.0%	$24,080,379

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$32,965,815

Gross unrealized appreciation	$124,233
Gross unrealized depreciation	(643,406)

Net unrealized appreciation	$(519,173)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	When-issued security.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$372,894	$1,292
Barclays Capital, Inc.	$319,539	$1,062
Citigroup Global Markets, Inc.	$2,148,893	$12,057
Credit Suisse Securities (USA) LLC	$104,656	$(74)
Deutsche Bank Securities, Inc.	$1,357,464	$7,858
Goldman Sachs & Co.	$746,676	$3,848
J.P. Morgan Securities LLC	$1,083,599	$7,577
Morgan Stanley & Co. LLC	$1,516,635	$3,626
Nomura Securities International, Inc.	$725,538	$4,069
RBC Capital Markets, LLC	$408,180	$2,742

(f)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,662,505	[1]	3,662,505	$2,128

[1]	Represents net shares purchased.
(g)	Represents the current yield as of report date.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
33	Euro Stoxx 50 Index	December 2015	$1,139,781	$(57,571)
(12)	S&P 500 E-Mini Index	December 2015	$1,145,220	47,404
5	UK Long Gilt Bond	December 2015	$900,540	4,139
(2)	2-Year U.S. Treasury Note	December 2015	$438,062	(1,502)
(8)	5-Year U.S. Treasury Note	December 2015	$964,125	(1,896)
9	10-Year U.S. Treasury Note	December 2015	$1,158,609	5,005
5	Ultra Long U.S. Treasury Bond	December 2015	$802,031	(18,679)
Total				$(23,100)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 24, Version 1	5.00%	6/20/20	B+	USD	1,832	$54,941

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Depreciation
3.36%[1]	3-Month LIBOR	6/30/20	[2]	6/30/25	USD	2,900	$(171,619)

[1]	Fund pays a fixed rate and receives floating rate.
[2]	Forward swap.

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Depreciation	Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	5/19/2016	$485,357	$(201,312)[2]	$344,802
	Morgan Stanley & Co., International PLC	5/19/2017	$469,182	(140,201)[3]	339,985
Total				$(341,513)	$684,787

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:IntercontinentalExchange LIBOR: USD 1 Week; USD Spot Next

Federal Funds Effective Rate — One Day or Overnight
[2]	Amount includes $(60,757) of net dividends and financing fees.
[3]	Amount includes $(11,004) of net dividends and financing fees.

12	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co., International PLC as of period end, expiration dates: 5/19/17
	Shares	Value
Reference Entity — Long
Aerospace & Defense
Northrop Grumman Corp.	74	$12,266
Raytheon Co.	424	46,312

		58,578
Air Freight & Logistics
FedEx Corp.	195	28,062
United Parcel Service, Inc., Class B	1,543	152,264

		180,326
Airlines
Southwest Airlines Co.	488	18,535
Auto Components
Goodyear Tire & Rubber Co.	4,954	145,286
Johnson Controls, Inc.	2,219	91,764

		237,050
Building Products
Masco Corp.	2,167	54,536
Chemicals
Eastman Chemical Co.	733	47,433
Potash Corp. of Saskatchewan, Inc.	647	13,289
PPG Industries, Inc.	239	20,951
Sherwin-Williams Co.	602	134,106

		215,779
Commercial Services & Supplies
Republic Services, Inc.	1,066	43,891
Communications Equipment
Cisco Systems, Inc.	5,240	137,521
Construction Materials
Vulcan Materials Co.	1,618	144,297
Diversified Telecommunication Services
Verizon Communications, Inc.	2,537	110,356
Electric Utilities
American Electric Power Co., Inc.	2,670	151,811
Duke Energy Corp.	2,052	147,615
Entergy Corp.	89	5,788
Exelon Corp.	2,488	73,888

	Shares	Value
Reference Entity — Long
Electric Utilities (continued)
Xcel Energy, Inc.	4,349	$153,992

		533,094
Electronic Equipment, Instruments & Components
Corning, Inc.	7,364	126,057
Flextronics International Ltd.	12,343	130,081

		256,138
Food & Staples Retailing
Costco Wholesale Corp.	445	64,327
CVS Health Corp.	1,578	152,238
Kroger Co.	149	5,367
Rite Aid Corp.	9,368	56,857

		278,789
Food Products
General Mills, Inc.	1,925	108,022
Health Care Equipment & Supplies
Boston Scientific Corp.	1,588	26,031
Health Care Providers & Services
AmerisourceBergen Corp.	1,336	126,902
Anthem, Inc.	976	136,635
Cardinal Health, Inc.	97	7,447
Cigna Corp.	1,030	139,066
HCA Holdings, Inc.	516	39,913
McKesson Corp.	606	112,123

		562,086
Hotels, Restaurants & Leisure
Carnival Corp.	2,392	118,877
Darden Restaurants, Inc.	789	54,072
Marriott International, Inc., Class A	1,692	115,389
McDonald’s Corp.	54	5,315
Starwood Hotels & Resorts Worldwide, Inc.	143	9,501

		303,154
Household Durables
MDC Holdings, Inc.	1,035	27,087
Mohawk Industries, Inc.	65	11,807
Toll Brothers, Inc.	3,806	130,308

		169,202
Household Products
Colgate-Palmolive Co.	2,281	144,738

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Household Products (continued)
Kimberly-Clark Corp.	1,387	$151,224

		295,962
Independent Power and Renewable Electricity Producers
AES Corp.	11,948	116,942
Industrial Conglomerates
3M Co.	1,007	142,734
Insurance
Allstate Corp.	207	12,051
Aon PLC	1,484	131,493
Hartford Financial Services Group, Inc.	2,174	99,522
Marsh & McLennan Cos., Inc.	108	5,636
Prudential Financial, Inc.	1,200	91,448
Travelers Cos., Inc.	1,391	138,442
XL Group PLC	1,615	58,653

		537,245
Leisure Products
Hasbro, Inc.	1,185	85,457
Machinery
Caterpillar, Inc.	119	7,763
Deere & Co.	1,453	107,508

		115,271
Media
CBS Corp., Class B	966	38,536
Time Warner, Inc.	335	23,024
Viacom, Inc., Class B	1,293	55,786
Walt Disney Co.	562	57,429

		174,775
Metals & Mining
Barrick Gold Corp.	21,947	139,573
Newmont Mining Corp.	8,431	135,477
Nucor Corp.	387	14,522

		289,572
Multiline Retail
Macy’s, Inc.	1,309	67,163
Target Corp.	1,826	143,619

		210,782
Oil, Gas & Consumable Fuels
Apache Corp.	800	31,323
Devon Energy Corp.	1,892	70,170
Exxon Mobil Corp.	1,919	142,673
Marathon Oil Corp.	1,996	30,734
ONEOK, Inc.	1,120	36,059

	Shares	Value
Reference Entity — Long
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	442	$26,559

		337,518
Paper & Forest Products
International Paper Co.	353	13,311
Pharmaceuticals
Eli Lilly & Co.	1,082	90,524
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	782	92,580
Kimco Realty Corp.	6,360	155,365
Weyerhaeuser Co.	4,955	135,460

		383,405
Road & Rail
CSX Corp.	810	21,780
Norfolk Southern Corp.	1,893	144,616
Ryder System, Inc.	899	66,552

		232,948
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	199	9,826
Specialty Retail
Gap, Inc.	997	28,408
Home Depot, Inc.	1,252	144,586
Lowe’s Cos., Inc.	375	25,838
TJX Cos., Inc.	2,172	155,117

		353,949
Tobacco
Altria Group, Inc.	2,744	150,245
Total Reference Entity — Long		6,977,851

Reference Entity — Short
Aerospace & Defense
Boeing Co.	(39)	(5,107)
Textron, Inc.	(209)	(7,867)
United Technologies Corp.	(1,518)	(135,087)

		(148,061)
Auto Components
BorgWarner, Inc.	(929)	(38,637)
Automobiles
Ford Motor Co.	(3,482)	(47,251)
General Motors Co.	(1,017)	(30,530)

		(77,781)

14	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Beverages
Coca-Cola Co.	(3,718)	$(149,166)
Constellation Brands, Inc.	(1,181)	(147,873)
Molson Coors Brewing Co.	(1,123)	(93,232)

		(390,271)
Biotechnology
Amgen, Inc.	(1,000)	(138,320)
Chemicals
Agrium, Inc.	(1,343)	(120,199)
Air Products & Chemicals, Inc.	(569)	(72,593)
Dow Chemical Co.	(1,862)	(78,949)
EI du Pont de Nemours & Co.	(697)	(33,595)
Monsanto Co.	(747)	(63,749)
RPM International, Inc.	(325)	(13,614)

		(382,699)
Commercial Services & Supplies
Tyco International PLC	(424)	(14,187)
Communications Equipment
Motorola Solutions, Inc.	(2,239)	(153,103)
Containers & Packaging
Packaging Corp. of America	(1,305)	(78,509)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B Class B	(141)	(18,386)
Welltower, Inc. REIT	(275)	(18,623)

		(37,009)
Diversified Telecommunication Services
CenturyLink, Inc.	(4,888)	(122,786)
Frontier Communications Corp.	(2,341)	(11,120)
Level 3 Communications, Inc.	(2,307)	(100,793)

		(234,699)
Electric Utilities
Southern Co.	(3,518)	(157,255)
Electrical Equipment
Eaton Corp. PLC	(2,135)	(109,525)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(160)	(8,845)
Avnet, Inc.	(125)	(5,335)

		(14,180)

	Shares	Value
Reference Entity — Short
Energy Equipment & Services
Weatherford International PLC	(6,265)	$(53,127)
Food Products
Archer-Daniels-Midland Co.	(3,218)	(133,386)
ConAgra Foods, Inc.	(3,458)	(140,084)
Hershey Co.	(546)	(50,166)
Kellogg Co.	(2,221)	(147,808)
Tyson Foods, Inc., Class A Class A	(449)	(19,352)

		(490,796)
Health Care Equipment & Supplies
Abbott Laboratories	(3,071)	(123,516)
Health Care Providers & Services
UnitedHealth Group, Inc.	(586)	(67,982)
Universal Health Services, Inc.	(945)	(117,945)

		(185,927)
Hotels, Restaurants & Leisure
MGM Resorts International	(4,196)	(77,416)
Royal Caribbean Cruises, Ltd.	(1,623)	(144,593)

		(222,009)
Household Durables
DR Horton, Inc.	(2,856)	(83,852)
Lennar Corp.	(2,591)	(124,705)
Newell Rubbermaid, Inc.	(204)	(8,101)
PulteGroup, Inc.	(1,544)	(29,135)
Whirlpool Corp.	(207)	(30,483)

		(276,276)
Household Products
Procter & Gamble Co.	(648)	(46,617)
Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	(4,974)	(73,864)
Industrial Conglomerates
Danaher Corp.	(78)	(6,646)
General Electric Co.	(5,968)	(150,513)

		(157,159)
Insurance
Loews Corp.	(3,997)	(144,452)
Internet & Catalog Retail
Expedia, Inc.	(1,194)	(140,510)
IT Services
Western Union Co.	(7,078)	(129,952)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	15

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Leisure Products
Brunswick Corp.	(993)	$(47,555)
Mattel, Inc.	(1,326)	(27,925)

		(75,480)
Machinery
Cummins, Inc.	(182)	(19,761)
Dover Corp.	(305)	(17,440)
Stanley Black & Decker, Inc.	(1,453)	(140,912)

		(178,113)
Media
Comcast Corp., Class A	(2,642)	(150,277)
DISH Network Corp.	(91)	(5,309)

		(155,586)
Metals & Mining
Freeport-McMoRan, Inc.	(11,078)	(107,346)
Teck Resources, Ltd.	(17,955)	(86,184)

		(193,530)
Multi-Utilities
CenterPoint Energy, Inc.	(3,777)	(68,137)
Dominion Resources, Inc.	(2,204)	(155,118)
Sempra Energy	(613)	(59,289)

		(282,544)
Multiline Retail
Dillard’s, Inc., Class A Class A	(607)	(53,046)
Kohl’s Corp.	(1,533)	(70,993)
Nordstrom, Inc.	(864)	(61,957)

		(185,996)
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	(411)	(24,820)
Canadian Natural Resources, Ltd.	(1,629)	(31,684)
Enbridge, Inc.	(556)	(20,644)
Encana Corp.	(4,187)	(26,964)
Hess Corp.	(1,143)	(57,219)
Pioneer Natural Resources Co.	(1,235)	(150,226)
Spectra Energy Corp.	(810)	(21,279)
Suncor Energy, Inc.	(4,131)	(110,380)

		(443,216)
Pharmaceuticals
Johnson & Johnson	(1,313)	(122,569)
Real Estate Investment Trusts (REITs)
Avalonbay Communities, Inc.	(382)	(66,781)
DDR Corp.	(708)	(10,889)
HCP, Inc.	(4,065)	(151,421)

	Shares	Value
Reference Entity — Short
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	(1,509)	$(23,858)

		(252,949)
Road & Rail
Avis Budget Group, Inc.	(1,053)	(45,995)
Hertz Global Holdings, Inc.	(9,240)	(154,585)

		(200,580)
Specialty Retail
Best Buy Co., Inc.	(3,895)	(144,582)
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	(3,916)	(100,289)
Textiles, Apparel & Luxury Goods
Kate Spade & Co.	(6,931)	(132,451)
Wireless Telecommunication Services
Rogers Communications, Inc.	(4,395)	(151,540)
Total Reference Entity — Short		(6,637,866)
Net Value of Reference Entity — Morgan Stanley & Co., International PLC		339,985

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, expiration dates: 5/19/16
Reference Entity — Long
Aerospace & Defense
General Dynamics Corp.	1,081	149,114
Northrop Grumman Corp.	864	143,371
Raytheon Co.	47	5,126

		297,611
Air Freight & Logistics
FedEx Corp.	871	125,378
Airlines
Southwest Airlines Co.	3,466	131,818
Auto Components
American Axle & Manufacturing Holdings, Inc.	1,777	35,419
Johnson Controls, Inc.	1,171	48,418

		83,837
Building Products
Masco Corp.	3,939	99,156
Chemicals
Eastman Chemical Co.	1,495	96,749
Potash Corp. of Saskatchewan, Inc.	2,753	56,567
PPG Industries, Inc.	1,536	134,685

16	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Chemicals (continued)
Sherwin-Williams Co.	78	$17,370

		305,371
Commercial Services & Supplies
Waste Management, Inc.	2,955	147,160
Communications Equipment
Cisco Systems, Inc.	217	5,668
Construction Materials
Vulcan Materials Co.	114	10,140
Diversified Telecommunication Services
Verizon Communications, Inc.	885	38,478
Electric Utilities
American Electric Power Co., Inc.	161	9,147
Duke Energy Corp.	163	11,719
Entergy Corp.	2,070	134,750
Exelon Corp.	2,516	74,718

		230,334
Food & Staples Retailing
Kroger Co.	4,022	145,045
Food Products
Campbell Soup Co.	2,047	103,728
General Mills, Inc.	760	42,644

		146,372
Health Care Equipment & Supplies
Boston Scientific Corp.	6,948	113,988
Health Care Providers & Services
AmerisourceBergen Corp.	244	23,173
Anthem, Inc.	125	17,495
Cardinal Health, Inc.	1,859	142,804
Cigna Corp.	90	12,147
HCA Holdings, Inc.	709	54,843
McKesson Corp.	209	38,667

		289,129
Hotels, Restaurants & Leisure
Carnival Corp.	692	34,387
Darden Restaurants, Inc.	1,374	94,168
McDonald’s Corp.	1,530	150,745
Starwood Hotels & Resorts Worldwide, Inc.	2,159	143,525
Yum! Brands, Inc.	1,258	100,571

		523,396
Household Durables
Mohawk Industries, Inc.	788	143,236

	Shares	Value
Reference Entity — Long
Household Durables (continued)
Toll Brothers, Inc.	273	$9,334

		152,570
Household Products
Clorox Co.	1,396	161,270
Colgate-Palmolive Co.	89	5,639
Kimberly-Clark Corp.	55	5,988

		172,897
Industrial Conglomerates
3M Co.	83	11,738
Insurance
Allstate Corp.	2,407	140,179
American International Group, Inc.	2,648	150,455
Aon PLC	194	17,186
Marsh & McLennan Cos., Inc.	2,665	139,161
Prudential Financial, Inc.	228	17,371
Travelers Cos., Inc.	144	14,327

		478,679
IT Services
Xerox Corp.	13,581	132,115
Leisure Products
Hasbro, Inc.	895	64,537
Machinery
Caterpillar, Inc.	1,656	108,227
Deere & Co.	367	27,148
Meritor, Inc.	5,179	55,043

		190,418
Media
CBS Corp., Class B	2,911	116,143
Omnicom Group, Inc.	1,739	114,594
Time Warner, Inc.	1,538	105,732
Viacom, Inc., Class B	1,807	77,966
Walt Disney Co.	911	93,099

		507,534
Metals & Mining
Alcoa, Inc.	6,480	62,589
Barrick Gold Corp.	2,000	12,713
Newmont Mining Corp.	843	13,540
Nucor Corp.	3,664	137,576

		226,418
Multiline Retail
Macy’s, Inc.	1,133	58,131

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	17

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Multiline Retail (continued)
Target Corp.	202	$15,875

		74,006
Oil, Gas & Consumable Fuels
Apache Corp.	3,226	126,326
ConocoPhillips	3,061	146,801
Devon Energy Corp.	2,189	81,186
Exxon Mobil Corp.	149	11,074
Marathon Oil Corp.	7,238	111,461
ONEOK, Inc.	3,743	120,521
Valero Energy Corp.	2,129	127,949

		725,318
Paper & Forest Products
International Paper Co.	2,797	105,670
Pharmaceuticals
Bristol-Myers Squibb Co.	2,209	130,758
Pfizer, Inc.	1,461	45,876

		176,634
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	297	35,158
Kimco Realty Corp.	225	5,489
Simon Property Group, Inc.	860	157,992
Weyerhaeuser Co.	359	9,808

		208,447
Road & Rail
CSX Corp.	4,836	130,081
Norfolk Southern Corp.	89	6,793
Ryder System, Inc.	1,038	76,846
Union Pacific Corp.	1,261	111,478

		325,198
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	2,831	140,163
Specialty Retail
AutoZone, Inc.	201	145,482
Gap, Inc.	3,572	101,795
Home Depot, Inc.	100	11,542
Lowe’s Cos., Inc.	1,863	129,391

		388,210
Tobacco
Altria Group, Inc.	122	6,623
Philip Morris International, Inc.	710	56,310

		62,933

	Shares	Value
Reference Entity — Long
Trading Companies & Distributors
United Rentals, Inc.	826	$49,573
Total Reference Entity — Long		6,885,939

Reference Entity — Short
Aerospace & Defense
Boeing Co.	(1,130)	(147,974)
Honeywell International, Inc.	(342)	(32,384)
Lockheed Martin Corp.	(287)	(59,498)
Textron, Inc.	(3,720)	(140,021)
United Technologies Corp.	(167)	(14,861)

		(394,738)
Airlines
JetBlue Airways Corp.	(5,838)	(150,445)
Auto Components
BorgWarner, Inc.	(2,925)	(121,651)
Automobiles
Ford Motor Co.	(3,748)	(50,860)
Beverages
Molson Coors Brewing Co.	(681)	(56,537)
Biotechnology
Amgen, Inc.	(31)	(4,288)
Chemicals
Agrium, Inc.	(158)	(14,141)
Air Products & Chemicals, Inc.	(542)	(69,148)
Dow Chemical Co.	(1,878)	(79,627)
EI du Pont de Nemours & Co.	(2,429)	(117,078)
RPM International, Inc.	(2,955)	(123,785)

		(403,779)
Commercial Services & Supplies
Tyco International PLC	(3,769)	(126,111)
Consumer Finance
American Express Co.	(2,045)	(151,596)
Containers & Packaging
Packaging Corp. of America	(725)	(43,616)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B Class B	(1,029)	(134,182)
Welltower, Inc. REIT	(2,089)	(141,467)

		(275,649)
Diversified Telecommunication Services
AT&T, Inc.	(4,704)	(153,256)
CenturyLink, Inc.	(1,067)	(26,803)
Frontier Communications Corp.	(29,690)	(141,028)

18	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Diversified Telecommunication Services (continued)
Level 3 Communications, Inc.	(993)	$(43,384)

		(364,471)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(2,536)	(140,190)
Avnet, Inc.	(3,346)	(142,807)

		(282,997)
Energy Equipment & Services
Weatherford International PLC	(12,094)	(102,557)
Food Products
ConAgra Foods, Inc.	(255)	(10,330)
Hershey Co.	(787)	(72,310)
Kellogg Co.	(77)	(5,124)
Mondelez International, Inc.	(1,185)	(49,616)
Tyson Foods, Inc., Class A Class A	(3,131)	(134,946)

		(272,326)
Health Care Equipment & Supplies
Medtronic PLC	(2,248)	(150,481)
Health Care Providers & Services
Quest Diagnostics, Inc.	(2,153)	(132,345)
UnitedHealth Group, Inc.	(259)	(30,047)

		(162,392)
Hotels, Restaurants & Leisure
MGM Resorts International	(4,242)	(78,265)
Household Durables
DR Horton, Inc.	(2,345)	(68,849)
Lennar Corp.	(557)	(26,808)
Newell Rubbermaid, Inc.	(3,450)	(137,000)
PulteGroup, Inc.	(4,801)	(90,595)
Whirlpool Corp.	(810)	(119,281)

		(442,533)
Household Products
Procter & Gamble Co.	(1,490)	(107,191)
Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	(3,384)	(50,252)
Industrial Conglomerates
Danaher Corp.	(1,719)	(146,476)
Insurance
Loews Corp.	(146)	(5,276)
MetLife, Inc.	(1,398)	(65,916)

	Shares	Value
Reference Entity — Short
Insurance (continued)
Unum Group	(4,286)	$(137,495)

		(208,687)
Internet & Catalog Retail
Expedia, Inc.	(7)	(824)
IT Services
International Business Machines Corp.	(887)	(128,588)
Western Union Co.	(332)	(6,096)

		(134,684)
Leisure Products
Mattel, Inc.	(5,607)	(118,083)
Machinery
Cummins, Inc.	(428)	(46,472)
Dover Corp.	(2,141)	(122,422)
Stanley Black & Decker, Inc.	(75)	(7,274)

		(176,168)
Media
Comcast Corp., Class A	(88)	(5,005)
DISH Network Corp.	(2,499)	(145,792)

		(150,797)
Metals & Mining
Freeport-McMoRan, Inc.	(5,756)	(55,776)
Teck Resources, Ltd.	(1,380)	(6,624)

		(62,400)
Multi-Utilities
CMS Energy Corp.	(4,389)	(155,019)
Sempra Energy	(375)	(36,270)

		(191,289)
Multiline Retail
Dillard’s, Inc., Class A Class A	(866)	(75,680)
Nordstrom, Inc.	(1,116)	(80,028)

		(155,708)
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	(960)	(57,974)
Canadian Natural Resources, Ltd.	(5,984)	(116,389)
Enbridge, Inc.	(3,591)	(133,334)
Pioneer Natural Resources Co.	(66)	(8,028)
Spectra Energy Corp.	(4,555)	(119,660)
Suncor Energy, Inc.	(1,777)	(47,481)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	19

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Oil, Gas & Consumable Fuels (continued)
Tesoro Corp.	(657)	$(63,887)

		(546,753)
Pharmaceuticals
Johnson & Johnson	(336)	(31,366)
Real Estate Investment Trusts (REITs)
DDR Corp.	(8,947)	(137,605)
Host Hotels & Resorts, Inc.	(7,822)	(123,666)

		(261,271)
Road & Rail
Avis Budget Group, Inc.	(2,459)	(107,409)
Canadian National Railway Co.	(775)	(43,989)

		(151,398)
Software
CA, Inc.	(5,063)	(138,220)
Oracle Corp.	(1,425)	(51,471)

		(189,691)
Specialty Retail
Best Buy Co., Inc.	(324)	(12,027)
L Brands, Inc.	(1,743)	(157,096)

		(169,123)
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	(1,086)	(27,812)
Textiles, Apparel & Luxury Goods
Kate Spade & Co.	(1,067)	(20,390)
Wireless Telecommunication Services
Rogers Communications, Inc.	(159)	(5,482)
Total Reference Entity — Short		(6,541,137)
Net Value of Reference Entity — Bank of America N.A.		344,802

20	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Securities
Asset-Backed Securities	—	$1,862,735	—	$1,862,735
Common Stocks	$3,051,357	—	—	3,051,357
Corporate Bonds	—	12,278,608	—	12,278,608
Non-Agency Mortgage-Backed Securities	—	2,211,281	—	2,211,281
U.S. Government Sponsored Agency Securities	—	8,784,074	—	8,784,074
U.S. Treasury Obligations	—	596,382	—	596,382
Short-Term Securities	3,662,205	—	—	3,662,205

Total	$6,713,562	$25,733,080	—	$32,446,642

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015	21

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$54,941	—	$54,941
Equity contracts	$47,404	—	—	47,404
Interest rate contracts	9,144	—	—	9,144
Liabilities:
Equity contracts	(57,571)	(341,513)	—	(399,084)
Interest rate contracts	(22,077)	(171,619)	—	(149,542)

Total	$(23,100)	$(458,191)	—	$(481,291)

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$85,548	—	—	$85,548
Cash pledged for centrally cleared swaps	185,000	—	—	185,000
Cash pledged as collateral for OTC derivatives	340,000	—	—	340,000
Cash pledged for financial futures contracts	209,683	—	—	209,683
Liabilities:
Bank overdraft	—	$(81,887)	—	(81,887)

Total	$820,231	$(81,887)	—	$738,344

During the period ended September 30, 2015, there were no transfers between levels.

22	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: November 23, 2015